FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Provision for credit losses
Beginning balance	¥ (131,762)		¥ (127,319)	¥ (93,070)
(Provisions) Reversals	(18,658)	$ (2,705)	(124,335)	26,650
Write-offs	10,993		119,892	0
Ending balance	(139,427)		(131,762)	(127,319)
Adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Beginning balance				(60,899)
Adjusted balance after adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Beginning balance	¥ (131,762)		(127,319)	(153,969)
Ending balance			¥ (131,762)	¥ (127,319)